Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Current Liabilities (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Employee benefits	$ 459,283	$ 814,018
Annual Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 459,283	$ 814,018